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EuroPacific Growth Fund
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email vpc@capgroup.com

Vincent P. Corti
Secretary

May 8, 2009

Ms. Laura Hatch, Staff Accountant
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	EuroPacific Growth Fund
File Nos. 811-03734 and 002-83847

Dear Ms. Hatch:

This letter is in response to oral comments we received from you on May 6, 2009 to the fund’s Post-Effective Amendment No. 39 to the Registration Statement under the Securities Act of 1933 and Amendment No. 39 to the Registration Statement under the Investment Company Act of 1940.  We appreciate your prompt response to the filing.

Our responses to your comments are set forth below. We have incorporated any changes to the fund’s Registration Statement. Pursuant to Rule 461 and on behalf of the fund and the fund’s principal underwriter, American Funds Distributors, Inc., we respectfully request that the effectiveness of this Registration Statement be accelerated to June 1, 2009. Please also note that we have included a copy of the fund’s summary prospectus with this letter. We may not initially deliver the summary prospectus, but have updated the prospectus to comply with the revised Form N-1A requirements.

1.         Fees and expenses of the fund – page 1 of the fund’s prospectus.

Comment:  In the “Annual fund operating expenses” table please make the word “investments” singular. A closed parenthesis is missing at the end of the statement.

Response:   We have updated the table to reflect these changes.

2.         Fees and expenses of the fund – page 1 of the fund’s prospectus

Comment:  Please eliminate footnote one and footnote two with respect to the “Total annual fund operating expenses” for Class F-2.

Response:   The footnotes have been eliminated.

3.         Principal investment strategies – page 3 of the fund’s prospectus

Comment:  This section should describe only the fund’s principal investment strategies. Please modify to indicate the types of stocks in which the fund primarily invests.

Response:   The language has been modified as follows:

“The fund invests primarily in common stocks of issuers located in Europe and the Pacific Basin.”

4.         Principal investment strategies – page 3 of the fund’s prospectus

Comment:  Please include the following disclosure in this section:

“Normally, the fund will invest at least 80% of its net assets in securities of issuers located in Europe and the Pacific Basin. The policy described in the previous sentence is subject to change only upon 60 days’ notice to shareholders.”

“The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.”

Response:   This language has been included. It has also been updated in accordance with your comments below.

5.         Principal investment strategies – page 3 of the fund’s prospectus

Comment:  Please include language explaining how the investment adviser decides which securities to purchase and sell. Include a definition of Europe and the Pacific Basin in this section.

Response:   We have included language regarding how the investment adviser makes investment decisions (see our response to your fourth comment above).  The following language has been included in the “Principal investment strategies” section:

“A country will be considered part of Europe if it is part of the MSCI European indexes. A country will be considered part of the Pacific Basin if any of its borders touch the Pacific Ocean.”

This language has also been updated based on your comments below.

6.         Principal Risks – page 3 of the fund’s prospectus

Comment:  Please include a definition of growth.

Response:   We have included the following in the “Principal investment strategies” section:

“Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.”

We believe this language is more appropriate in the “Principal investment strategies” section which appears before the “Principal risks” section and describes the types of securities in which the fund invests.

7.          Principal risks – page 3 of the fund’s prospectus

Comment: Please describe what is meant by “equity-type securities.”

Response:   The fund invests primarily in common stocks but has the ability to invest in other types of equity securities. The risk language is intended to apply to all types of equity securities held by the fund. In order to clarify this point we have revised the language as follows:

“The growth-oriented common stocks and other equity-type securities generally purchased by the fund may involve large price swings and the potential for loss.”

8.         Investment results – page 5 of the fund’s prospectus.

Comment:  Consider renaming the heading of this section “performance” because it is responsive to Item 4 of revised Form N-1A which is titled “Investments, Risks, and Performance.”  The sentence regarding updated investment results should be moved to the paragraph above the bar chart and “investment results” should be replaced with “performance” for the same reason described above.

Response:   We have included the sentence regarding updated investment results in the paragraph above the bar chart. We have considered substituting the word “performance” for “investment results.” We do not believe that “investment results” is substantively different from the word “performance” and that the Form provides the flexibility to use this language.  We also believe investors will better understand the term “investment results.”

9.         Investment results – page 5 of the fund’s prospectus.

Comment:  Remove the following language from the paragraph above the bar chart:

“All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.”

Response: The language has been removed.

10.        Investment results table– page 6 of the fund’s prospectus.

Comment:  Update the heading of the table to conform to the heading in the revised Form N-1A.

Response: The heading of the table has been updated.

11.        Investment results table– page 6 of the fund’s prospectus.

Comment:  Which of the indexes listed is the primary benchmark for the fund? No change is necessary to the disclosure.

Response: The MSCI All Country World Index ex-USA is the fund’s primary benchmark.

12.        Investment results table– page 6 of the fund’s prospectus.

Comment:  Are the MSCI indexes listed composed of securities or other indexes? No change is necessary to the disclosure.

Response: The MSCI indexes are composed of securities.

13.        Investment results table– page 6 of the fund’s prospectus.

Comment:  Modify the language in the paragraph after the table as follows:

In addition, after-tax returns are not relevant if you hold your fund shares through a tax deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Response: We have modified the language.

14.        Portfolio counselor table– page 6 of the fund’s prospectus.

Comment:  The portfolio counselor table should be included as a separate heading within the prospectus.

Response: We have included a separate heading for the portfolio counselor table titled “Portfolio counselors.”

15.        Purchase and sale of fund shares– page 6 of the fund’s prospectus.

Comment:  Item 6 of revised Form N-1A requires disclosure of the fund’s purchase minimums. Information on purchase maximums is not required. Please remove the information regarding purchase maximums.

Response: We have removed all information regarding purchase maximums from this section of the prospectus.

16.        Investment objective, strategies and risks– page 8 of the fund’s prospectus.

Comment:  Please ensure the language regarding the fund’s investment objective is the same as the language in the “Investment objective” section of the prospectus.

Response: The language regarding the fund’s investment objective in the “Investment objective” section has been updated to maintain consistency with this section of the prospectus.

17.        Investment objective, strategies and risks– page 8 of the fund’s prospectus.

Comment:  Please clarify what is meant by “securities” in the following statement:

“Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin.”

Response: For purposes of the 80% test the investment adviser looks at all types of securities held by the fund, including equity and debt securities.  We believe the language should continue to refer to securities.

18.        Investment objective, strategies and risks– page 8 of the fund’s prospectus.

Comment:  Is the 80% test described above based on the fund’s assets or the fund’s net assets?

Response: The investment adviser applies the test based on the fund’s net assets. The language has been updated accordingly.

19.        Investment objective, strategies and risks– page 8 of the fund’s prospectus.

Comment:  If the fund has the ability to borrow please clarify that the 80% test described above also includes any amounts borrowed.

Response: The fund’s fundamental polices permit the fund to borrow in accordance with the Investment Company Act of 1940. However, the fund has adopted a non-fundamental policy that states that “the fund will only borrow for temporary or emergency purposes and not for investment in securities.” Because the fund is prohibited from borrowing to invest in securities the proposed language would not apply.

20.        Investment objective, strategies and risks– page 8 of the fund’s prospectus.

Comment:  The prospectus states:

 “The fund’s investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. This policy is subject to change only upon 60 days’ notice to shareholders.”

Does the language regarding notice to shareholders apply to the investment objective or the 80% investment policy?

Response: The notice provision applies to the 80% investment policy.  We have clarified the language as follows:

“The policy described in the previous sentence is subject to change only upon 60 days’ notice to shareholders.”

21.        Investment objective, strategies and risks– page 8 of the fund’s prospectus.

Comment:  Please describe the factors the investment adviser uses to determine whether a country is part of Europe.

Response: The investment adviser considers a country to be part of Europe based on its classification by the MSCI. The language has been updated as follows:

“A country will be considered part of Europe if it is part of the MSCI European indexes.”

22.        Investment objective, strategies and risks– page 8 of the fund’s prospectus.

Comment:  Please describe how the investment adviser determines how an issuer is assigned to a particular country.

Response: The following has been added to the “principal investment strategies” section of the prospectus:

“Securities are assigned to a particular country consistent with the issuer’s classification by the MSCI.  If an issuer is not classified by the MSCI the investment adviser will classify the issuer based on the country in which the issuer is headquartered, the issuer’s country of domicile and/or the country in which the issuer primarily lists its securities.”

23.        Investment objective, strategies and risks– page 8 of the fund’s prospectus.

Comment:  Language that is included in the summary portion of the prospectus does not need to be repeated in this section of the prospectus.

Response: This section has been revised to eliminate repetition. However, we have repeated the investment objective in this section for the convenience of the reader.

24.        Investment objective, strategies and risks– page 8 of the fund’s prospectus.

Comment:  The language regarding cash investments can be eliminated if it is not a principal investment strategy of the fund. If it is a principal investment strategy please move the language to the “principal investment strategies” section of the prospectus. If the fund can hold cash or cash equivalents for temporary defensive purposes please include language to that effect.

Response: Holding cash is not a principal investment strategy of the fund. However, the fund may hold cash or money market instruments under certain circumstances, including for temporary defensive purposes. Therefore we believe this language should be included in this section of the prospectus. We have modified the language as follows:

“The fund may also hold cash, money market instruments and fixed-income securities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. A larger percentage of cash or money market instruments could moderate the fund’s investment results in a period of rising market prices.”

All of the changes described above will also be made to the fund’s retirement plan prospectus, to the extent the change applies to that document. Thank you for your consideration of our response to your comments.

If you have any questions please do not hesitate to contact me at (213) 486-9422 or Tim McHale at (213) 615-0404.

Sincerely,

/s/ Vincent P. Corti

Vincent P. Corti
Secretary